UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
                                  [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdon Associates
Address:    152 West 57th Street
            New York, New York 10019

13F File Number: 028-10584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Walsh
Title:      Chief Financial Officer
Phone:      (212) 333-0100

Signature, Place, and Date of Signing:

/s/ William Walsh               New York, New York          May 15, 2013
--------------------        -------------------------   ------------------------
    (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[_]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                   Name

    028-04575                          Kingdon Capital Management, L.L.C.




SK 48400 0009 1377517